Earnings Per Share (Tables)	12 Months Ended
Dec. 28, 2014
Earnings Per Share [Abstract]
Reconciliation of basic net earnings per share to diluted net earnings per share
The following is a reconciliation of basic net earnings per share to diluted net earnings per share for the fiscal years ended December 28, 2014, December 29, 2013 and December 30, 2012:

(In Millions Except Per Share Amounts)	2014	2013	2012
Basic net earnings per share attributable to Johnson & Johnson	$5.80	4.92	3.94
Average shares outstanding — basic	2,815.2	2,809.2	2,753.3
Potential shares exercisable under stock option plans	142.6	148.5	164.6
Less: shares repurchased under treasury stock method	(96.5)	(103.3)	(128.2)
Convertible debt shares	2.6	3.0	3.6
Accelerated share repurchase program	—	19.6	19.3
Adjusted average shares outstanding — diluted	2,863.9	2,877.0	2,812.6
Diluted net earnings per share attributable to Johnson & Johnson	$5.70	4.81	3.86